Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements of Cash Flows
Cash and Cash Equivalents at Beginning of Period	$ 418	$ 330	$ 258
Cash Flows from Operating Activities from Continuing Operations:
Net Loss	(507)	(714)	46
Adjustments to reconcile net (loss) income to net cash provided from operating activities:
Loss from discontinued operations, net of income taxes	549	696	(53)
Equity in losses of joint venture	1
Depreciation expense	48	42	38
Amortization expense	51	58	83
Amortization of debt issuance costs	10	13	14
Loss on extinguishment of debt		55
Call premium paid on retirement of debt		(43)
Premium received on issuance of debt		3
Deferred income tax (benefit) provision	33	(15)	(8)
Stock-based compensation expense	4	7	8
Restructuring charges	6	15	7
Cash payments related to restructuring charges	(9)	(15)	(6)
Change in working capital, net of acquisitions:
Current income taxes		2	(10)
Receivables	(21)	(20)	(32)
Inventories and other current assets	(1)	11	3
Accounts payable	16	9	3
Deferred revenue	25	15	8
Accrued liabilities	1	(36)	(26)
Other, net	2	21	(1)
Net Cash Provided from Operating Activities from Continuing Operations	208	104	74
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(39)	(44)	(52)
Sale of equipment and other assets	1		3
Other business acquisitions, net of cash acquired	(32)	(40)	(32)
Purchase of other intangibles			(2)
Notes receivable, financial investments and securities, net		(1)	3
Net Cash Used for Investing Activities from Continuing Operations	(70)	(85)	(80)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1	1,350	4
Payments of debt	(53)	(1,326)	(36)
Repurchase of common stock and RSU vesting	(16)	(11)	(88)
Issuance of Common Stock	8	6	10
Discount paid on issuance of debt	(12)
Debt issuance costs paid	(6)	(33)
Net Cash Used for Financing Activities from Continuing Operations	(78)	(14)	(110)
Cash Flows from Discontinued Operations:
Cash used for operating activities	39	129	223
Cash (used for) provided from investing activities:
Proceeds from sale of businesses		(4)	26
Other investing activities	(21)	(33)	(57)
Cash used for financing activities	(12)	(9)	(4)
Net Cash Used for Discontinued Operations	6	83	188
Cash Decrease During the Period	66	88	72
Cash and Cash Equivalents at End of Period	$ 484	$ 418	$ 330